CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents	[1]	$ 165,274		$ 133,496
Restricted cash and short-term deposits	[1]	0		3,350
Trade accounts and other receivables		1,838		9,511
Intangible assets, net		629		825
Inventories		3,666		3,659
Other current assets		5,805		3,412
Total current assets		177,212		154,253
Non-current assets
Restricted cash	[1]	446		492
Intangible assets, net		7,469		9,438
Newbuildings		105,668		181,904
Vessels and equipment, net		1,939,626		1,700,063
Other non-current assets		12,715		10,793
Total assets		2,243,136		2,056,943
Current liabilities
Current portion of long-term debt and short-term debt		141,996		194,413
Trade accounts payable		19,608		12,231
Accrued expenses		34,144		42,275
Total current liabilities		243,730		293,330
Non-current liabilities
Long-term debt		1,163,879		866,671
Other non-current liabilities		74,027		90,362
Total liabilities		1,481,636		1,250,363
Commitments and contingencies
EQUITY
Owners' / Parent's equity includes 53,702,846 (2022: 1,010,000) common shares of $1.00 each issued and outstanding		53,727		53,703
Additional paid-in capital		510,780		509,327
Retained earnings		196,993		172,960
Total Owners' Equity		761,500		735,990
Non-controlling interests		0		70,590
Total equity		761,500	[2]	806,580	[3]
Total liabilities and equity		2,243,136		2,056,943
Nonrelated Party
Current liabilities
Other Liabilities, Current		47,688		43,654
Related Party
Current liabilities
Other Liabilities, Current		$ 294		$ 757

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.